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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2009

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                William Troy,
                              authorized signatory
                                 (914) 251-8200




                               /s/ William Troy
                              ---------------------
                               Purchase, New York
                                  May 15, 2009







                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       19

                    Form 13 F Information Table Value Total:

                              $111,068 (thousands)

                        List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT PRN CALL DSCRETN MANAGERS SOLE       SHARED     NONE
------------------------------ ---------------- --------- ---------- --------- --- ---- ------- -------- ---------- ---------- -----


ARBINET THEXCHANGE INC          COM              03875P100    1,992   1,244,723 SH       OTHER      1     1,244,723
CRYSTALLEX INTL CORP            COM              22942F101    1,920   6,000,000 SH       OTHER      1     6,000,000
DDI CORP                        COM 0.0001 NEW   233162502    2,877     933,987 SH       OTHER      1       933,987
GENWORTH FINL INC               COM CL A         37247D106      869     457,161 SH       OTHER      1       457,161
GOLD RESV INC                   NOTE 5.500 6/1   38068NAB4   12,105  30,550,000 PRN      OTHER      1    30,550,000
HANGER ORTHOPEDIC GROUP INC     COM NEW          41043F208    9,711     732,904 SH       OTHER      1       732,904
IPCS INC                        COM NEW          44980Y305   12,796   1,317,847 SH       OTHER      1     1,317,847
MGIC INVT CORP WIS              COM              552848103      293     206,000 SH       OTHER      1       206,000
NAVIOS MARITIME ACQUIS CORP     SHS              Y62159101    2,636     291,935 SH       OTHER      1       291,935
NAVIOS MARITIME ACQUIS CORP     UNIT 99/99/9999  Y62159127      125      13,748 SH       OTHER      1        13,748
NAVIOS MARITIME ACQUIS CORP     *W EXP 06/25/201 Y62159119       77     404,342 PRN      OTHER      1       404,342
NAVIOS MARITIME ACQUIS CORP     COM              Y62196103    3,516   1,528,670 SH       OTHER      1     1,528,670
NAVISTAR INTL CORP NEW          COM              63934E108   15,813     472,587 SH       OTHER      1       472,587
PARTICLE DRILLING TECHNOLOGI    COM              70212G101      488   2,993,938 SH       OTHER      1     2,993,938
PINNACLE AIRL CORP              NOTE 3.250% 2/1  723443AB3   36,925  51,825,000 PRN      OTHER      1    51,825,000
PROTECTION ONE INC              COM NEW          743663403    3,173     994,606 SH       OTHER      1       994,606
VANTAGE DRILLING COMPANY        *W EXP 05/24/201 G93205121       63   1,049,100 SH       OTHER      1     1,049,100
VONAGE HLDGS CORP               COM              92886T201    3,341   8,352,432 SH       OTHER      1     8,352,432
XL CAP LTD                      CL A             G98255105    2,348     430,000 SH       OTHER      1       430,000